SELECTED STATEMENTS OF PROFIT OR LOSS DATA	12 Months Ended
Dec. 31, 2021
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
SELECTED STATEMENTS OF PROFIT OR LOSS DATA

NOTE 20: — SELECTED STATEMENTS OF PROFIT OR LOSS DATA

a.Cost of revenue:

	Year ended December 31,
	2021	2020
Labor	$2,307	$2,101
Promotion	35	314
Credit card fees	1,182	677
Servers	651	657
Services and tools	169	114
Travel	10	45
Depreciation and amortization	107	164
Share-based compensation	98	95
Other	37	106
	$4,596	$4,273

b.Research and development:

Labor	$6,828	$5,746
Servers	257	264
Software	199	282
Travel	25	41
Depreciation and amortization	296	252
Share-based compensation	184	208
Other	33	117
	$7,822	$6,910

c.Selling and marketing:

Labor	$4,953	$4,032
Marketing and Promotion(*)	1,952	—
Digital Advertising	535	509
Travel	78	44
Software tools	165	106
Communication and PR	21	15
Depreciation and amortization	536	755
Share-based compensation	348	262
Other	186	84
	$8,774	$5,807

(*)expense related to share issuance for the DACC (see Note 16c.4).

NOTE 20: — SELECTED STATEMENTS OF PROFIT OR LOSS DATA (continued)

d.General and administrative:

	Year ended December 31,
	2021	2020
Labor	$3,821	$2,270
Rent and related	373	485
Consulting	516	536
Office expenses	145	285
Software tools	233	191
Travel	30	18
Depreciation & Amortization	159	100
Share-based compensation	305	257
Human resources	269	70
Bad debt	55	174
Other	367	176
	$6,273	$4,562